245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 2, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Puritan Trust (the trust): File Nos. 002-11884 and 811-00649

Fidelity Low-Priced Stock Fund

Fidelity Low-Priced Stock K6 Fund

Fidelity Series Intrinsic Opportunities Fund

Fidelity Value Discovery Fund

Fidelity Value Discovery K6 Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust